SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	20 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years